Debt and Lease Arrangements - Schedule of Future Minimum Lease Payments for Finance and Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	$ 22,939	$ 25,563
Finance leases Interest	8,913	10,039
Finance leases, Present value of future minimum lease payments	14,026	15,524
Operating leases Future minimum lease payments	24,219	25,285
Less Than 1 Year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	2,061	2,274
Finance leases Interest	1,039	1,190
Finance leases, Present value of future minimum lease payments	1,022	1,084
Operating leases Future minimum lease payments	4,784	4,909
Between 1 and 5 Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	7,508	8,246
Finance leases Interest	3,391	3,887
Finance leases, Present value of future minimum lease payments	4,117	4,359
Operating leases Future minimum lease payments	11,575	12,415
5 Years and Later [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	13,370	15,043
Finance leases Interest	4,483	4,962
Finance leases, Present value of future minimum lease payments	8,887	10,081
Operating leases Future minimum lease payments	$ 7,860	$ 7,961